Commitments- Operating lease commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating lease commitments for office facility and transportation equipment
No later than 1 year	¥ 2,760	¥ 862
Later than 1 year and no later than 5 years	7,652	1,593
More than 5 years	11,940	834
Total	22,352	3,289
Rental expenses under operating leases	¥ 2,279	¥ 747	¥ 451